March 24, 2010

Ms. Christina DiAngelo

Senior Staff Accountant

U.S. Securities and Exchange Commission

Division of Investment Management

Office of Disclosure and Review

100 F Street, NE

Washington, DC, 20549-8626

Re:	Examination of The Stratton Complex of Funds

Dear Ms. DiAngelo:

Thank you for taking the time to speak with me on March 10th regarding your review of The Stratton Complex of Funds’ Certified Shareholder Report filed on Form N-CSR for the reporting period ending December 31, 2009. The attached Answer File contains the information in response to your comments.

In preparing this response, we are aware that the Funds are responsible for the adequacy and accuracy of the disclosure in the filings. We recognize that staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and we understand that the Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you require any additional information or have any questions regarding our response, please feel free to contact me directly at (610) 940-0897.

Thank you.

/s/ James A. Beers
James A. Beers Chief Financial Officer

Encl.